Northern Lights Fund Trust

Sierra Core Retirement Fund

Incorporated herein by reference is the definitive version of the supplement for Sierra Core Retirement Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 7, 2012 (SEC Accession No. 0000910472-12-001747).